Condensed Consolidated Statements of Changes In Convertible Preferred Shares and Shareholders’ Equity - USD ($) $ in Thousands	Convertible Preferred Shares	Total Convertible Preferred Shares	Number of Ordinary Shares	Additional paid-in capital	Accumulated deficit	Total
Balances at Dec. 31, 2019	$ 106,313	$ 106,313		$ 5,671	$ (93,303)	$ (87,632)
Balances (in Shares) at Dec. 31, 2019	12,520,977		562,748
Share-based compensation				2,257		2,257
Deemed dividend related to Series E-1 Preferred shares				2,114	(2,114)
Deemed dividend related to Series E-1 Preferred shares (in Shares)			158,967
Issuance of Ordinary Shares in connection with IPO, net of issuance costs (see note 1e)				62,776		62,776
Issuance of Ordinary Shares in connection with IPO, net of issuance costs (see note 1e) (in Shares)			4,312,500
Conversion of Convertible Preferred shares to Ordinary Shares	$ (106,313)	(106,313)		106,313		106,313
Conversion of Convertible Preferred shares to Ordinary Shares (in Shares)	(12,520,977)		12,520,977
Exercise of Warrants				13		13
Exercise of Warrants (in Shares)			528,824
Reclassification of Warrants into equity				23,614		23,614
Net loss					(22,862)	(22,862)
Balances at Jun. 30, 2020				202,758	(118,279)	84,479
Balances (in Shares) at Jun. 30, 2020			18,084,016
Balances at Dec. 31, 2019	$ 106,313	106,313		5,671	(93,303)	(87,632)
Balances (in Shares) at Dec. 31, 2019	12,520,977		562,748
Share-based compensation				4,577		4,577
Deemed dividend related to Series E-1 Preferred shares				2,114	(2,114)
Deemed dividend related to Series E-1 Preferred shares (in Shares)			158,967
Issuance of Ordinary Shares in connection with IPO, net of issuance costs (see note 1e)				62,757		62,757
Issuance of Ordinary Shares in connection with IPO, net of issuance costs (see note 1e) (in Shares)			4,312,500
Conversion of Convertible Preferred shares to Ordinary Shares	$ (106,313)	(106,313)		106,313		106,313
Conversion of Convertible Preferred shares to Ordinary Shares (in Shares)	(12,520,977)		12,520,977
Exercise of Warrants				13		13
Exercise of Warrants (in Shares)			939,152
Issuance of Warrants				1		1
Reclassification of Warrants into equity				23,614		23,614
Exercise of options				3		3
Exercise of options (in Shares)			395
Net loss					(36,869)	(36,869)
Balances at Dec. 31, 2020				205,063	(132,286)	72,777
Balances (in Shares) at Dec. 31, 2020			18,494,739
Share-based compensation				2,238		2,238
Exercise of Warrants				632		632
Exercise of Warrants (in Shares)			184,473
Exercise of options				402		402
Exercise of options (in Shares)			77,358
Net loss					(19,164)	(19,164)
Balances at Jun. 30, 2021				$ 208,335	$ (151,450)	$ 56,885
Balances (in Shares) at Jun. 30, 2021			18,756,570